Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Debt investment funds	$ 8.9	$ 9.0
Equity investment funds	5.9	6.4
Insurance annuities	182.6	182.0
Other	16.1	16.7
Total	$ 213.5	$ 214.1
Debt investment funds, allocation percentage	4.00%	4.00%
Equity investment funds, allocation percentage	3.00%	3.00%
Insurance annuities, allocation percentage	85.00%	85.00%
Other, allocation percentage	8.00%	8.00%
Total, allocation percentage	100.00%	100.00%